NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2023
NET INCOME (LOSS) PER SHARE
NET INCOME (LOSS) PER SHARE

23. NET INCOME (LOSS) PER SHARE

Basic net income (loss) per share is the amount of net income (loss) attributable to each share of ordinary shares outstanding during the reporting period. Diluted net income (loss) per share is the amount of net income (loss) attributable to each share of ordinary shares outstanding during the reporting period adjusted to include the effect of potentially dilutive ordinary shares. 41,217,159 non-vested share options and 31,140 non-vested RSUs on a weighted average basis were excluded from the calculation of diluted net loss per share for the year ended December 31, 2021 because of their anti-dilutive effect. 4,437,739 non-vested RSUs and 24,445,441 non-vested restricted shares on a weighted average basis were excluded from the calculation of diluted net loss per share for the year ended December 31, 2022 because of their anti-dilutive effect.

The following table sets forth the computation of basic and diluted net income (loss) per share for the years and periods indicated:

	For the Year Ended December 31,
	2021	2022	2023

	(RMB in thousands, except for share and per share data)
Numerator:
Net income (loss) attributable to KE Holdings Inc.	(524,129)	(1,386,074)	5,883,224
Net income (loss) attributable to KE Holdings Inc.’s ordinary shareholders	(524,129)	(1,386,074)	5,883,224

Denominator:
Denominator for basic net income (loss) per share-weighted average ordinary shares outstanding	3,549,121,628	3,569,179,079	3,521,379,938
Adjustments for dilutive share options	—	—	9,338,346
Adjustments for dilutive restricted shares	—	—	72,916,553
Adjustments for dilutive restricted share units	—	—	8,018,183
Denominator for diluted net income (loss) per share-weighted average ordinary shares outstanding	3,549,121,628	3,569,179,079	3,611,653,020
Net income (loss) per share attributable to ordinary shareholders:
—Basic	(0.15)	(0.39)	1.67
—Diluted	(0.15)	(0.39)	1.63